Financial Instruments and Risk Management (Hedging Instruments Recorded in AOCI) (Details) - Currency risk - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of the period	$ 4.0	$ 5.7
Unrealized (loss) gain on currency instruments	(8.5)	2.1
Deferred income tax related to hedging instrument	1.5	0.0
Balance, end of period	1.9	4.0
CAD Currency Instruments
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized (loss) gain on currency instruments	5.0	(1.7)
MXN Currency Instruments
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized (loss) gain on currency instruments	$ (3.9)	$ (2.1)